Deferred tax assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Carry-forward tax losses	€ 27,948
Carry-forward tax losses indefinitely	19,515
Deferred tax assets	€ 8,546	€ 7,166
Tax rate	24.00%	24.00%	24.00%
Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ (8,604)	€ (9,065)
Italy
Deferred tax assets and liabilities
Carry-forward tax losses	€ 16,260
Tax rate	24.00%
Italy | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ (6,609)
Italy | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	3,914
Foreign (outside Italy)
Deferred tax assets and liabilities
Carry-forward tax losses	€ 11,688
Tax rate	29.60%
Foreign (outside Italy) | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ (1,995)
Foreign (outside Italy) | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	€ 3,460